Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Beginning balance	$ 3,745,092	$ 83,313	$ 17,170
Addition	280,161	33,239	78,508
Ending balance	3,572,422	3,745,092	83,313
Computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	118,911	92,285	17,170
Addition	4,751	26,626	75,115
Ending balance	123,662	118,911	92,285
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	10,006	3,393
Addition		6,613	3,393
Ending balance	10,006	10,006	3,393
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance
Addition	275,410
Ending balance	$ 275,410